Related-Party Transactions - Additional information (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 428,907
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	1,476,039
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	5,108,798
Employee Benefit Plan Net Investment Appreciation	1,676,326
Employee Benefit Plan Administrative Expenses	35,003
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	80,542
Employee Benefit Plan Common Stock And Related Interest Bearing Cash	68,573,848	$ 70,484,742
Employee Benefit Plan Revenue Sharing Payments	$ 88,948